Redeemable Convertible Preferred Stock (Details) - Schedule of redeemable convertible preferred stock	Dec. 31, 2020 USD ($) shares
Series A-1 Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Shares Authorized | shares	19,522,671
Shares Issued and Outstanding | shares	15,480,095
Aggregate Liquidation Preference | $	$ 41,165,000
Net Carrying Value | $	$ 42,978,000
Series A-2 Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Shares Authorized | shares	100
Shares Issued and Outstanding | shares	100
Aggregate Liquidation Preference | $
Net Carrying Value | $	$ 862,000
Total Redeemable Convertible Preferred Stock [Member]
Conversion of Stock [Line Items]
Shares Authorized | shares	19,522,771
Shares Issued and Outstanding | shares	15,480,195
Aggregate Liquidation Preference | $	$ 41,165,000
Net Carrying Value | $	$ 43,840,000